BlackRock U.S. Impact Fund
1
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2021
Security
Shares
Shares Value
Common Stocks — 97.7%
Biotechnology — 3.2%
(a)
Emergent BioSolutions , Inc. ............. 664 $ 70,948
Invitae Corp. ....................... 2,990 148,065
219,013
Capital Markets — 12.1%
(a)
AEA-Bridges Impact Corp., Class A ........ 18,135 195,133
CF Finance Acquisition Corp. II .......... 3,014 34,812
CF Finance Acquisition Corp. II, Class A .... 9,865 107,035
Climate Change Crisis Real Impact I Acquisition
Corp., Class A .................... 10,535 220,181
Jaws Acquisition Corp., Class A .......... 9,920 129,059
Natural Order Acquisition Corp. .......... 13,145 151,168
837,388
Diversified Consumer Services — 4.1%
(a)
Chegg , Inc. ........................ 1,495 142,414
Laureate Education, Inc., Class A ......... 10,913 141,978
284,392
Electric Utilities — 3.4%
Avangrid , Inc. ...................... 5,040 233,201
Electrical Equipment — 0.7%
Array Technologies, Inc.
(a)
.............. 1,192 48,586
Electronic Equipment, Instruments & Components — 3.3%
Itron , Inc.
(a)
........................ 2,688 231,222
Equity Real Estate Investment Trusts (REITs) — 4.9%
Boston Properties, Inc. ................ 1,470 134,167
Sun Communities, Inc. ................ 1,440 206,107
340,274
Food Products — 3.3%
(a)
Atlantic Sapphire ASA ................. 4,794 79,002
Darling Ingredients, Inc. ............... 2,360 146,344
225,346
Health Care Equipment & Supplies — 10.5%
Boston Scientific Corp.
(a)
............... 9,875 349,970
Danaher Corp. ..................... 1,585 376,976
726,946
Health Care Providers & Services — 5.3%
(a)
1Life Healthcare, Inc. ................. 3,859 195,265
Oak Street Health, Inc. ................ 3,324 172,416
367,681
Health Care Technology — 0.2%
GoodRx Holdings, Inc., Class A
(a)
......... 350 16,317
Independent Power and Renewable Electricity Producers — 4.9%
Brookfield Renewable Corp. ............ 3,757 210,204
TransAlta Renewables, Inc. ............. 7,879 132,472
342,676
Insurance — 2.3%
eHealth, Inc.
(a)
...................... 3,315 158,623
Security
Shares
Shares Value
IT Services — 5.2%
Jack Henry & Associates, Inc. ........... 1,535 $ 222,252
Square, Inc., Class A
(a)
................ 656 141,670
363,922
Life Sciences Tools & Services — 3.9%
Agilent Technologies, Inc. .............. 2,247 270,022
Machinery — 5.1%
Watts Water Technologies, Inc., Class A ..... 1,164 139,762
Xylem, Inc. ........................ 2,244 216,748
356,510
Pharmaceuticals — 4.4%
Zoetis, Inc. ........................ 1,977 304,952
Professional Services — 4.4%
ICF International, Inc. ................. 3,461 266,947
Upwork , Inc.
(a)
...................... 926 38,383
305,330
Semiconductors & Semiconductor Equipment — 1.8%
First Solar, Inc.
(a)
.................... 1,262 125,127
Software — 14.7%
Blackbaud , Inc. ..................... 2,233 148,472
Everbridge , Inc.
(a)
.................... 1,201 159,649
Mimecast Ltd.
(a)
..................... 4,340 186,881
Nuance Communications, Inc.
(a)
.......... 7,535 343,144
Rapid7, Inc.
(a)
...................... 2,076 180,238
1,018,384
Total Common Stocks — 97.7%
(Cost: $5,405,261) ............................... 6,775,912
Warrants — 0.6%
Capital Markets — 0.6%
(a)
AEA-Bridges Impact Corp. (Issued/exercisable
11/10/20, 1 share for 1 warrant, Expires
12/31/25, Strike Price USD 11.50) ...... 9,067 15,958
Climate Change Crisis Real Impact I Acquisition
Corp. (Issued/exercisable 11/10/20, 1 share
for 1 warrant, Expires 09/15/25, Strike Price
USD 11.50) ...................... 5,267 27,125
Total Warrants — 0.6% .............................. 43,083
Total Long-Term Investments — 98.3%
(Cost: $5,405,261) ............................... 6,818,995
Short-Term Securities — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(b)*
................... 99,829 99,829
Total Short-Term Securities — 1.4%
(Cost: $99,829) ................................. 99,829
Total Investments — 99.7%
(Cost: $5,505,090 ) ............................... 6,918,824
Other Assets Less Liabilities — 0.3% .................... 19,507
Net Assets — 100.0% ............................... $ 6,938,331
(a)
Non-income producing security.
(b)
Annualized 7-day yield as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BlackRock U.S. Impact Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Affiliated Issuer
Value at
06/30/20
(a)
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/21
Shares
Held at
01/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(b )
.. $ — $ 99,829 $ — $ — $ — $ 99,829 99,829 $ 32 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology ......................................... $ 219,013 $ — $ — $ 219,013
Capital Markets ........................................ 837,388 — — 837,388
Diversified Consumer Services .............................. 284,392 — — 284,392
Electric Utilities ........................................ 233,201 — — 233,201

BlackRock U.S. Impact Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Level 1 Level 2 Level 3 Total
Electrical Equipment ..................................... $ 48,586 $ — $ — $ 48,586
Electronic Equipment, Instruments & Components ................. 231,222 — — 231,222
Equity Real Estate Investment Trusts (REITs) .................... 340,274 — — 340,274
Food Products ......................................... 146,344 79,002 — 225,346
Health Care Equipment & Supplies ........................... 726,946 — — 726,946
Health Care Providers & Services ............................ 367,681 — — 367,681
Health Care Technology .................................. 16,317 — — 16,317
Independent Power and Renewable Electricity Producers ............ 342,676 — — 342,676
Insurance ............................................ 158,623 — — 158,623
IT Services ........................................... 363,922 — — 363,922
Life Sciences Tools & Services .............................. 270,022 — — 270,022
Machinery ............................................ 356,510 — — 356,510
Pharmaceuticals ....................................... 304,952 — — 304,952
Professional Services .................................... 305,330 — — 305,330
Semiconductors & Semiconductor Equipment .................... 125,127 — — 125,127
Software ............................................. 1,018,384 — — 1,018,384
Warrants .............................................. 43,083 — — 43,083
Short-Term Securities ....................................... 99,829 — — 99,829
$ 6,839,822 $ 79,002 $ — $ 6,918,824